Other Liabilities and Provisions - Summary of Other Liabilities and Provisions (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other liabilities and provisions	CAD 1,977	CAD 1,322
Other Liabilities and Provisions [member]
Disclosure of other provisions [line items]
Provisions	1,905	1,236
Derivative liabilities (net of current portion of $nil (2016 - $5 million))	43	21
Other	29	65
Other liabilities and provisions	CAD 1,977	CAD 1,322